Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities	The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of June 30,
	2020	2019
Unvested restricted incentive shares and units	663,917	507,631
Share options	5,931,211	4,117,136
Total	6,595,128	4,624,767